SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 18 – SUBSEQUENT EVENT

On March 13, the Company entered into a sale and purchase agreement with Allied Worldwide Industries Limited (the “Vendor”) for the purchase of the entire issued and outstanding share capital of Solar (HK) Limited, a company incorporated under the laws of Hong Kong, for the consideration of HK$15,000,000 (equivalent to $1,935,484) which shall be satisfied upon completion, through the issuance of a convertible note by the Company to the Vendor. The Acquisition closed on March 31, 2025.

The Company evaluates subsequent events that have occurred after the balance sheet date but before the consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing consolidated financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2024 to the date of May [  ], 2025, these audited consolidated financial statements were issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these audited consolidated financial statements.